Destiny Tech100 Inc.
Schedule of Investments
As of March 31, 2024 (Unaudited)

Shares/ Principal Amount	Security	Acquisition Date	Cost	Fair Value
	Common Stocks at fair value 3.00%
	Mobile Commerce 3.00%
44,181	Maplebear, Inc. (a)	09/27/23	$6,419,399	$1,647,509
	Total Common Stocks		6,419,399	1,647,509

	Private Investments, at fair value 90.72%
	Common Stocks 17.64%
	Education Services 2.89%
106,136	ClassDojo, Inc. (a)(b)(c)	11/19/21	3,000,018	1,592,040

	Enterprise Software 4.61%
88,885	Automation Anywhere, Inc. (a)(b)(c)	12/30/21	2,609,219	442,647
110,234	SuperHuman Labs, Inc. (a)(b)(c)	06/25/21	2,999,996	2,099,958
			5,609,215	2,542,605
	Financial Technology 9.41%
90,952	CElegans Labs, Inc. (a)(b)(c)	11/23/21	2,999,977	1,251,500
3,077	Klarna Bank AB (a)(b)(c)	03/16/22	4,657,661	923,100
55,555	Public Holdings, Inc. (a)(b)(c)	07/22/21	999,990	777,770
8,200	Revolut Group Holdings Ltd. (a)(b)(c)	12/08/21	5,275,185	2,234,500
			13,932,813	5,186,870
	Social Media 0.53%
1,069	Discord, Inc. (a)(b)(c)	03/01/22	724,942	293,975

	Supply Chain/Logistics 0.18%
26,000	Flexport, Inc. (a)(b)(c)	03/29/22	520,000	99,060
	Total Common Stocks		23,786,988	9,714,550

	Convertible Notes 4.38%
	Aviation/Aerospace 4.38%
$2,000,000	Boom Technology, Inc., 5.00% 12/31/2030 (b)(c)(d)	02/18/22	2,000,000	2,416,000
	Total Convertible Notes		2,000,000	2,416,000

	Preferred Stocks 13.93%
	Aviation/Aerospace 9.31%
8,879	Axiom Space, Inc. Series C Preferred Stock (a)(b)(c)	01/18/23	1,499,929	1,499,929
21,517	Axiom Space, Inc. Series C-1 Preferred Stock (a)(b)(c)	12/22/21	3,179,754	3,634,867
			4,679,683	5,134,796
	Financial Technology 3.50%
60,250	Chime Financial Inc. - Series A Preferred Stock (a)(b)(c)	12/30/21	5,150,748	1,180,298
176,886	Jeeves, Inc. - Series C Preferred Stock (a)(b)(c)	04/05/22	749,997	749,997
			5,900,745	1,930,295
	Food Products 0.46%
52,000	Impossible Foods, Inc. - Series A Preferred Stock (a)(b)(c)	06/17/22	1,272,986	260,000

	Social Media 0.66%
1,311	Discord, Inc. - Series G Preferred Stock (a)(b)(c)	03/01/22	889,055	360,525
	Total Preferred Stocks		12,742,469	7,685,616

Units
	Special Purpose Vehicles* 54.77%
	Artificial Intelligence 3.63%
11,236	DXYZ OAI I LLC (economic exposure to OpenAI Global LLC, Profit Participation Units) (a)(b)(c)(g)	12/18/23	2,010,008	2,000,008

	Aviation/Aerospace 39.58%
9,100	Celadon Technology Fund VIII, LLC - Series B (economic exposure to Space Exploration Technologies Corp., Common Stock) (a)(b)(c)(g)(h)	06/09/22	618,618	978,250
135,135	DXYZ SpaceX I LLC (economic exposure to Space Exploration Technologies Corp., 99% Class A Common Stock and 1% Series J Preferred Stock) (a)(b)(c)(g)(i)	06/27/22	10,009,990	14,527,013
42,857	MWAM VC SpaceX-II, LLC (economic exposure to Space Exploration Technologies Corp., 55% Class A Common Stock and 45% Class C Common Stock) (a)(b)(c)(g)(j)	06/08/22	3,419,945	4,860,915
63,846	MW LSV Relativity Space, LLC (invested in Relativity Space, Inc., Common Stock) (a)(b)(c)(f)	12/28/21	1,659,996	1,447,389
			15,708,549	21,813,567
	Financial Technology 6.96%
49,075	Fund FG-RTA, a series of Forge Investments LLC (economic exposure to Stripe, Inc., Common Stock) (a)(b)(c)(e)	01/10/22	3,478,813	1,346,618
1,540	Fund FG-TQY, a series of Forge Investments LLC (economic exposure to Plaid, Inc., Common Stock) (a)(b)(c)(e)	02/15/22	1,110,340	284,900
N/A	G Squared Special Situations Fund, LLC - Series H-1 (invested in Brex, Inc., Common Stock) (a)(b)(c)(f)	03/02/22	4,130,298	2,122,938
N/A	Rhenium Bolt 2021, LLC (invested in Bolt Financial, Inc., Series C Preferred Stock) (a)(b)(c)	03/08/22	2,000,020	83,637
			10,719,471	3,838,093
	Food Products 0.75%
N/A	Khosla Ventures IFSPV II, LLC (invested in Impossible Foods, Inc., Series H Preferred Stock) (a)(b)(c)(f)	11/04/21	2,098,940	413,907

	Gaming/Entertainment 3.85%
4,946	MWLSV Epic Games-II, LLC (invested in Epic Games, Inc., Common Stock) (a)(b)(c)(f)	12/31/21	6,998,590	2,121,834
	Total Special Purpose Vehicles		37,535,558	30,187,409

	Total Private Investments			$50,003,575

	Short-Term Investments 7.39%
	Money Market 7.39%
4,072,175	First American Treasury Obligations, Class X, 5.22% (k)	05/08/23	4,072,175	4,072,175
	Total Short-Term Investments		4,072,175	4,072,175

	Total Investments, at fair value — 101.10% (Cost $86,556,589)			$55,723,259
	Other Assets Less Liabilities (1.10%)			(605,393)
	Net Assets - 100.00%			$55,117,866

Destiny Tech100 Inc.
Schedule of Investments (continued)
As of March 31, 2024 (Unaudited)
			Cost	Fair Value
	Securities by Country as a Percentage of Investments Fair Value
	United States 94.33%
	Common Stocks		$20,273,541	$8,204,459
	Convertible Notes		2,000,000	2,416,000
	Preferred Stocks		12,742,469	7,685,616
	Agreement for Future Delivery of Common Shares		-	-
	Special Purpose Vehicles		37,535,558	30,187,409
	Money Market		4,072,175	4,072,175
	Total United States		$76,623,743	$52,565,659

	United Kingdom 5.67%
	Common Stocks		9,932,846	3,157,600
	Total United Kingdom		$9,932,846	$3,157,600

* Special Purpose Vehicles (“SPVs”) are private investments vehicles formed to invest in a particular portfolio company that rely on an exemption from the Investment Company Act pursuant to section 3(c)(1) or section 3(c)(7).

(a) Non-income producing security.
(b) Level 3 securities fair valued using significant unobservable inputs.
(c) Restricted investments as to resale.
(d) PIK interest is included in the fair value of the investment.
(e) Investment is a SPV that holds multiple forward agreements that represent common shares of the indicated portfolio company. Forward contracts involve the future delivery of shares of a portfolio company upon such securities becoming freely transferable or the removal of restrictions on transfer. The aggregate total of the forward contracts for each SPV represents less than 5% of Fund's net assets.

(f) The Fund has a direct investment in an SPV which has invested in an underlying portfolio company. If applicable, the number of units presented, are the units in the SPV owned by the Fund, which represents the equivalent number of securities of the underlying portfolio company for which the investment has economic exposure.

(g)The Fund has a direct investment in an SPV which has economic exposure to an underlying portfolio company. The number of units presented, if applicable, are the units in the SPV owned by the Fund, which represents the equivalent number of securities of the underlying portfolio company for which the investment has economic exposure. The SPV has invested through one or more underlying SPVs.

(h) The SPV has invested through one underlying SPV, resulting in the related economic exposure to the Fund.
(i)The SPV has invested through five underlying SPVs, resulting in the related economic exposure to the Fund. Five of the underlying SPVs have one additional layer of SPVs, while one has two layers.
(j)The SPV has invested through one underlying SPV, resulting in the related economic exposure to the Fund.
(k) Rate disclosed is the seven-day effective yield as of March 31, 2024.

LLC - Limited Liability Company
LP - Limited Partnership
Ltd. - Limited

(1)     Restricted securities (Unaudited)

Restricted securities are securities of privately-held companies that may be resold only upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Adviser. The restricted securities may be valued at the price provided by dealers in the secondary market or, if no market prices are available, the fair value as determined in good faith using methods approved by the Adviser. As of March 31, 2024, there is no expected date for such restrictions to be removed for the Fund’s restricted securities.

Additional information on each restricted investment held by the Fund on March 31, 2024 is as follows:

Investments	Initial Acquisition Date	Cost	Fair Value	% of Net Assets
Automation Anywhere, Inc.	12/30/2021	$2,609,219	$ 442,647	0.80%
Axiom Space, Inc. Series C Preferred Stock	12/22/2021	3,179,754	3,634,867	6.59
Axiom Space, Inc. Series C-1 Preferred Stock	1/18/2023	1,499,929	1,499,929	2.72
Boom Technology, Inc.	2/18/2022	2,000,000	2,416,000	4.38
Celadon Technology Fund VIII, LLC - Series B (economic exposure to Space Exploration Technologies Corp., Common Stock)	6/9/2022	618,618	978,250	1.77
CElegans Labs, Inc.	11/23/2021	2,999,977	1,251,500	2.27
Chime Financial Inc. - Series A Preferred Stock	12/30/2021	5,150,748	1,180,298	2.14
ClassDojo, Inc.	11/19/2021	3,000,018	1,592,040	2.89
Discord, Inc.	3/1/2022	724,942	293,975	0.53
Discord, Inc. - Series G Preferred Stock	3/1/2022	889,055	360,525	0.65
DXYZ OAI I LLC (economic exposure to OpenAI Global LLC, Profit Participation Units)	12/18/2023	2,010,008	2,000,008	3.63
DXYZ SpaceX I LLC (economic exposure to Space Exploration Technologies Corp., 99% Class A Common Stock and 1% Series J Preferred Stock)	6/27/2022	10,009,990	14,527,013	26.36
Flexport, Inc.	3/29/2022	520,000	99,060	0.18
Fund FG-RTA, a series of Forge Investments LLC (economic exposure to Stripe, Inc., Common Stock)	1/10/2022	3,478,813	1,346,618	2.44
Fund FG-TQY, a series of Forge Investments LLC (economic exposure to Plaid, Inc., Common Stock)	2/15/2022	1,110,340	284,900	0.52
G Squared Special Situations Fund, LLC - Series H-1 (invested in Brex, Inc., Common Stock)	3/2/2022	4,130,298	2,122,938	3.85
Impossible Foods - Series A Preferred Stock	6/17/2022	1,272,986	260,000	0.47
Jeeves, Inc. - Series C Preferred Stock	4/5/2022	749,997	749,997	1.36
Khosla Ventures IFSPV II, LLC (invested in Impossible Foods, Inc., Series H Preferred Stock)	11/4/2021	2,098,940	413,907	0.75
Klarna Bank AB	3/16/2022	4,657,661	923,100	1.67
MWAM VC SpaceX-II, LLC (economic exposure to Space Exploration Technologies Corp., 55% Class A Common Stock and 45% Class C Common Stock)	6/8/2022	3,419,945	4,860,915	8.82
MWLSV Epic Games-II, LLC (invested in Epic Games, Inc., Common Stock)	12/31/2021	6,998,590	2,121,834	3.85
MW LSV Relativity Space, LLC (invested in Relativity Space, Inc., Common Stock)	12/28/2021	1,659,996	1,447,389	2.63
Public Holdings, Inc.	7/22/2021	999,990	777,770	1.41
Revolut Group Holdings Ltd.	12/8/2021	5,275,185	2,234,500	4.05
Rhenium Bolt 2021, LLC (invested in Bolt Financial, Inc., Series C Preferred Stock)	3/8/2022	2,000,020	83,637	0.15
SuperHuman Labs, Inc.	6/25/2021	2,999,996	2,099,958	3.81
Total Investments		$76,065,015	$ 50,003,575	90.72%